Loans and advances to customers (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expected Loss On Loans And Advances [Abstract]
Amount recorded	R$ 20,441,029	R$ 22,239,070
Amount recovered	(7,908,896)	(7,147,095)
Expected loss on loans and advances	R$ 12,532,133	R$ 15,091,975	R$ 0